Assumptions Used in Estimating the Fair Value of Stock Award Grants (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Interest rates minimum	3.80%	2.00%	0.03%
Interest rates maximum	5.60%	5.40%	3.60%
Lower Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividends per share (quarterly amounts)	$ 0.68	$ 0.62	$ 0.56
Upper Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividends per share (quarterly amounts)	$ 0.75	$ 0.68	$ 0.62